American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Municipal Bond ETF (TAXF)
November 30, 2020

American Century® Diversified Municipal Bond ETF - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.0%
Alabama — 1.4%
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs & Company)	535,000	586,445
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 4/1/49 (GA: Goldman Sachs Group, Inc.)	395,000	436,566
		1,023,011
Arizona — 7.3%
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/29	160,000	185,098
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	196,359	207,787
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)	200,000	202,266
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	200,000	206,496
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	495,212
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	515,000	537,778
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	170,359
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	60,000	61,416
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	200,000	227,142
Phoenix GO, 5.00%, 7/1/21	525,000	539,768
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	500,000	639,095
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	750,000	949,898
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	335,000	474,048
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 4.00%, 10/1/23(1)	440,000	438,583
		5,334,946
California — 16.2%
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	535,000	681,900
Bay Area Toll Authority Rev., 4.00%, 4/1/29	230,000	274,381
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	519,425
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	100,000	118,327
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	100,000	16,519
California Housing Finance Rev., 4.00%, 3/20/33	394,465	440,041
California Housing Finance Rev., 4.25%, 1/15/35	491,129	563,280
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 7/1/39(1)	500,000	589,335
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	250,000	276,928
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	279,470
California Statewide Communities Development Authority Special Assessment, (Contra County Costa Assessment District No. 14-01), 4.00%, 9/2/21	330,000	336,372
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/30	515,000	606,423
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	500,000	580,645
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 3.00%, 9/1/25	155,000	162,093
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	40,000	44,674
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	465,000	473,668
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	100,000	103,211
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	110,000	113,532
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	100,000	103,672
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	200,000	212,750
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	100,000	150,015
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	110,408
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/22	500,000	524,080
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	415,000	470,560

Palomar Health GO, 5.00%, 8/1/27	545,000	663,325
Poway Unified School District Special Tax, (Poway Unified School District Community Facilities District No. 16), 4.00%, 9/1/31	315,000	377,716
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	300,000	317,628
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/38	250,000	313,715
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/35	600,000	701,388
State of California GO, 5.25%, 8/1/32 (AGM)	525,000	752,913
State of California GO, 5.00%, 8/1/34	245,000	299,939
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	230,000	308,283
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	280,000	315,739
		11,802,355
Colorado — 3.2%
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	562,900
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	100,000	105,739
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	275,000	318,337
Colorado Health Facilities Authority Rev., (Sisters of Charity of Leavenworth Health System, Inc. Obligated Group), 4.00%, 1/1/38	200,000	235,244
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	100,000	105,927
Vauxmont Metropolitan District GO, 5.00%, 12/15/21 (AGM)	100,000	104,316
Vauxmont Metropolitan District GO, 5.00%, 12/15/22 (AGM)	100,000	108,384
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	220,000	261,666
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	524,155
		2,326,668
Connecticut — 1.3%
State of Connecticut GO, 5.00%, 4/15/34	750,000	963,660
District of Columbia — 0.9%
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 10/1/26	500,000	633,875
Florida — 7.3%
Alachua County Health Facilities Authority Rev., (Shands Teaching Hospital & Clinics Obligated Group), VRN, 5.00%, 12/1/37	350,000	425,383
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	341,361
Florida Development Finance Corp. Rev., 5.00%, 6/15/35	250,000	289,233
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	216,907
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	550,000	593,070
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	585,000	661,401
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	135,000	160,345
Osceola County Transportation Rev., 5.00%, 10/1/30	500,000	629,240
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/30	300,000	388,266
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	150,000	167,132
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	375,000	427,826
School District of Broward County COP, 5.00%, 7/1/23	515,000	575,415
State of Florida GO, 5.00%, 6/1/21	430,000	440,341
		5,315,920
Georgia — 0.8%
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	500,000	584,130
Hawaii — 0.4%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	283,675
Illinois — 9.4%
Chicago GO, 5.00%, 1/1/30	400,000	447,616
Chicago GO, 5.00%, 1/1/40	380,000	380,258
Chicago GO, 5.50%, 1/1/49	100,000	109,328
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	302,862

Chicago Board of Education GO, 5.00%, 12/1/42	60,000	60,601
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR NATL-RE)	100,000	127,888
Illinois Finance Authority Rev., 5.00%, 11/1/49	200,000	210,722
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	750,000	1,003,155
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	300,000	399,561
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	325,000	383,416
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)	200,000	232,892
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/28	400,000	500,976
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	250,000	288,165
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	100,000	106,728
State of Illinois GO, 5.00%, 11/1/21	440,000	448,866
State of Illinois GO, 5.00%, 11/1/24	85,000	91,097
State of Illinois GO, 5.00%, 10/1/25	105,000	115,036
State of Illinois GO, 5.00%, 11/1/29	280,000	304,730
State of Illinois GO, 5.00%, 10/1/30	600,000	663,234
State of Illinois GO, 5.00%, 10/1/33	200,000	218,652
State of Illinois GO, 5.50%, 5/1/39	40,000	45,148
State of Illinois GO, 5.75%, 5/1/45	100,000	113,683
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/22 (AGM)	300,000	307,677
		6,862,291
Iowa — 0.7%
Iowa Finance Authority Rev., (Iowa Fertilizer Co. LLC), 3.125%, 12/1/22	70,000	71,479
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	400,000	427,704
		499,183
Kentucky — 2.7%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/30	370,000	449,628
Kentucky Bond Development Corp. Rev., 5.00%, 9/1/38	250,000	289,118
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	112,901
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	300,000	332,529
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	440,000	495,642
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	284,860
		1,964,678
Louisiana — 1.5%
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	100,000	121,883
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	100,000	108,119
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	297,992
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	50,000	50,536
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.10%, 6/1/37	500,000	508,840
		1,087,370
Maryland — 1.5%
Baltimore Rev., 4.00%, 9/1/27	200,000	209,214
Brunswick Special Tax, 5.00%, 7/1/36	100,000	109,481
State of Maryland GO, 5.00%, 8/1/27	425,000	552,704
State of Maryland Department of Transportation Rev., 5.00%, 2/1/22	230,000	242,940
		1,114,339
Massachusetts — 2.4%
Massachusetts GO, 5.00%, 5/1/25	260,000	313,945
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/21(1)	130,000	132,735
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/22(1)	115,000	121,054
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(1)	100,000	103,688
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	150,000	161,296
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	300,000	348,987

Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/32	460,000	596,220
		1,777,925
Michigan — 1.0%
Detroit GO, 5.00%, 4/1/25	50,000	54,483
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	350,000	389,144
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 1.25%, 6/1/30	250,000	256,338
		699,965
Nebraska — 0.3%
Omaha Public Power District Rev., 5.00%, 2/1/23	200,000	220,654
Nevada — 2.4%
Clark County Department of Aviation Rev., 5.00%, 7/1/21	420,000	430,916
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	250,000	265,675
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	200,000	215,794
Sparks Rev., 2.50%, 6/15/24(1)	180,000	180,034
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	360,000	431,345
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/25	200,000	216,600
		1,740,364
New Hampshire — 0.5%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	296,703	328,587
New Jersey — 4.1%
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	40,000	40,066
New Jersey Economic Development Authority Rev., 5.50%, 6/15/30	260,000	310,853
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/22	440,000	467,878
New Jersey Transportation Trust Fund Authority Rev., 5.50%, 12/15/22	155,000	170,196
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	375,000	459,379
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	350,000	419,321
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	150,000	178,946
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	184,885
State of New Jersey GO, 4.00%, 6/1/31	150,000	183,036
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	125,000	161,374
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	100,000	128,207
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	280,000	322,624
		3,026,765
New Mexico — 1.2%
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	100,000	99,032
New Mexico Municipal Energy Acquisition Authority Rev., VRN, 5.00%, 11/1/39 (LIQ FAC: Royal Bank of Canada)	500,000	595,145
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	200,000	196,894
		891,071
New York — 8.2%
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	595,000	620,567
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	883,177
New York City GO, 5.00%, 8/1/23	350,000	393,050
New York City GO, 5.00%, 8/1/27	320,000	409,379
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/22	360,000	383,724
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 5.00%, 3/1/30 (AGM)	100,000	132,157
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/29	500,000	673,020
New York City Water & Sewer System Rev., 5.00%, 6/15/22	125,000	134,178
New York City Water & Sewer System Rev., 5.00%, 6/15/25	500,000	571,545
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	200,000	288,952
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.50%, 10/1/37 (GA: Goldman Sachs Group, Inc.)	175,000	265,036
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	500,000	596,735
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	500,000	555,885

Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	112,322
		6,019,727
North Carolina — 1.3%
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	50,000	50,126
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24	200,000	226,488
State of North Carolina Rev., 5.00%, 5/1/25	250,000	301,503
State of North Carolina Rev., 5.00%, 3/1/34	275,000	356,801
		934,918
Ohio — 2.0%
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	300,000	339,189
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	400,000	449,848
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	411,915
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	125,000	153,729
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	103,462
		1,458,143
Oregon — 0.5%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	267,353
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	100,000	106,654
		374,007
Pennsylvania — 3.0%
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/40	300,000	304,362
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	275,000	328,746
Geisinger Authority Rev., (Geisinger Health System Obligated Group), 5.00%, 2/15/32	120,000	146,755
Pennsylvania GO, 5.00%, 7/15/29	605,000	810,736
Pennsylvania State Public School Building Authority Rev., 5.00%, 6/1/29 (AGM)	290,000	377,435
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	180,000	211,295
		2,179,329
South Carolina — 1.0%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	100,000	103,044
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	500,000	596,260
		699,304
Tennessee — 0.3%
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	185,000	212,402
Texas — 8.8%
Arlington Higher Education Finance Corp. Rev., 5.00%, 8/15/29 (PSF-GTD)	400,000	531,032
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	425,000	522,818
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	115,000	126,149
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23, Prerefunded at 100% of Par(3)	600,000	658,314
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	50,000	57,585
Corpus Christi Utility System Rev. Rev., 5.00%, 7/15/33	400,000	536,192
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	240,000	317,390
Houston GO, 5.00%, 3/1/29	340,000	453,343
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 4.00%, 4/1/21	425,000	422,127
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27	240,000	238,790
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/26	515,000	584,314
Round Rock Independent School District GO, 5.00%, 8/1/24 (PSF-GTD)	160,000	187,902
San Antonio Water System Rev., 4.00%, 5/15/34	250,000	310,085
Texas Transportation Commission Turnpike System Rev., Series 2012 A, (First Tier), 5.00%, 8/15/22, Prerefunded at 100% of Par(3)	825,000	892,576
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	260,000	351,156
University of Texas System Rev., 5.00%, 8/15/22, Prerefunded at 100% of Par(3)	250,000	270,478
		6,460,251

Virginia — 1.5%
Hampton Roads Sanitation District Rev., 5.00%, 8/1/26, Prerefunded at 100% of Par(3)	250,000	316,420
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/22	525,000	563,965
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	211,102
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	35,000	39,148
		1,130,635
Washington — 4.3%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	240,000	326,897
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	365,000	481,461
Port of Seattle Rev., 5.00%, 4/1/36	500,000	616,335
State of Washington GO, 5.25%, 2/1/22	375,000	397,095
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	359,571
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/33	650,000	693,153
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	300,000	301,080
		3,175,592
Wisconsin — 0.6%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	100,000	117,892
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	75,000	80,659
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	150,000	166,569
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	91,721
		456,841
TOTAL MUNICIPAL SECURITIES (Cost $68,489,954)		71,582,581
TEMPORARY CASH INVESTMENTS — 1.3%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Share Class (Cost $989,533)	989,454	989,454
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $69,479,487)		72,572,035
OTHER ASSETS AND LIABILITIES — 0.7%		486,728
TOTAL NET ASSETS — 100.0%		$73,058,763

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Reciepts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,643,539, which represented 6.4% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	71,582,581	—
Temporary Cash Investments	989,454	—	—
	989,454	71,582,581	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.